VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities	The consolidated VIEs whose assets cannot be used for purposes other than for the settlement of the VIE’s obligations, or are not considered a business, were as follows:

at December 31
(millions of Canadian $)	2020	2019

ASSETS
Current Assets
Cash and cash equivalents	254	106
Accounts receivable	61	88
Inventories	26	27
Other	11	8
	352	229
Plant, Property and Equipment	3,325	3,050
Equity Investments	714	785
Goodwill	424	431
Other Long-Term Assets	8	—
	4,823	4,495
LIABILITIES
Current Liabilities
Accounts payable and other	109	70
Redeemable non-controlling interest	633	—
Accrued interest	21	21
Current portion of long-term debt	579	187
	1,342	278
Regulatory Liabilities	60	45
Other Long-Term Liabilities	11	9
Deferred Income Tax Liabilities	12	9
Long-Term Debt	2,468	2,694
	3,893	3,035
The carrying value of these VIEs and the maximum exposure to loss as a result of the Company's involvement with these VIEs were as follows:

at December 31
(millions of Canadian $)	2020	2019

Balance sheet
Equity investments
Bruce Power	3,306	3,256
Pipeline equity investments and other[1]	1,371	1,464
Off-balance sheet[2]
Bruce Power	1,183	1,521
Pipeline equity investments	1,506	425
Maximum exposure to loss	7,366	6,666
1    Includes equity investment in Portlands Energy Centre classified as Assets held for sale as at December 31, 2019 and sold on April 29, 2020. Refer to Note 27, Acquisitions and dispositions, for additional information.
2    Includes maximum potential exposure to guarantees plus future expected and contingent funding commitments.